SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2016
Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the Group for the nine months ended September 30, 2016 and 2015 recognized in the unaudited condensed consolidated financial statements is as follows:

	Nine Months Ended September 30,
	2016	2015
2011 Share Incentive Plan
Share options	$4,809	$4,940
Restricted shares	7,970	5,408

Sub-total	12,779	10,348

MCP Share Incentive Plan
Share options	826	2,421
Restricted shares	1,143	2,855

Sub-total	1,969	5,276

Total share-based compensation expenses recognized in general and administrative expenses	$14,748	$15,624

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	11,657,403	$1.61
Exercised	(162,372)	1.81

Outstanding as at September 30, 2016	11,495,031	$1.60

Exercisable as at September 30, 2016	11,495,031	$1.60

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	6,272,967	$7.98
Granted	4,759,686	5.76
Granted under modification	4,572,234	5.76
Exercised	(35,310)	4.70
Forfeited	(195,996)	8.00
Cancelled under modification	(4,572,234)	9.02
Expired	(52,773)	8.42

Outstanding as at September 30, 2016	10,748,574	$5.61

Exercisable as at September 30, 2016	1,458,777	$4.70

Summary of Assumptions Used to Estimate Fair Value of Share Options

The fair value of share options granted during the nine months ended September 30, 2016 was estimated at the date of grant using the following weighted average assumptions:

Expected dividend yield	1.00%
Expected stock price volatility	46.00%
Risk-free interest rate	1.44%
Expected average life of options (years)	5.6

Summary of Restricted Shares Activity

A summary of restricted shares activity under the 2011 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

	Number of	Weighted
	Restricted	Average Grant
	Shares	Date Fair Value
Unvested at January 1, 2016	2,234,690	$8.80
Granted	3,064,512	5.76
Vested	(321,531)	8.56
Forfeited	(117,315)	7.28

Unvested at September 30, 2016	4,860,356	$6.93

MCP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the MCP Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	124,710,632	$0.17
Forfeited	(6,402,297)	0.20
Expired	(6,296,205)	0.18

Outstanding as at September 30, 2016	112,012,130	$0.17

Exercisable as at September 30, 2016	103,683,107	$0.17

Summary of Restricted Shares Activity

A summary of restricted shares activity under the MCP Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Unvested as at January 1, 2016	28,531,215	$0.17
Vested	(18,692,234)	0.18
Forfeited	(3,027,736)	0.22

Unvested as at September 30, 2016	6,811,245	$0.12